Expense Example (Invesco Balanced-Risk Retirement 2010 Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Balanced-Risk Retirement 2010 Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 626
3 Years	936
5 Years	1,268
10 Years	2,204
Class A5, Invesco Balanced-Risk Retirement 2010 Fund
Example
Expense Example, By Year, Column [Text]	Class A5
1 Year	626
3 Years	936
5 Years	1,268
10 Years	2,204
Class B, Invesco Balanced-Risk Retirement 2010 Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	657
3 Years	939
5 Years	1,349
10 Years	2,359
Class C, Invesco Balanced-Risk Retirement 2010 Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	257
3 Years	639
5 Years	1,149
10 Years	2,549
Class C5, Invesco Balanced-Risk Retirement 2010 Fund
Example
Expense Example, By Year, Column [Text]	Class C5
1 Year	257
3 Years	639
5 Years	1,149
10 Years	2,549
Class R, Invesco Balanced-Risk Retirement 2010 Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	106
3 Years	486
5 Years	891
10 Years	2,024
CLASS R5, Invesco Balanced-Risk Retirement 2010 Fund
Example
Expense Example, By Year, Column [Text]	Class R5
1 Year	106
3 Years	486
5 Years	891
10 Years	2,024
Class Y, Invesco Balanced-Risk Retirement 2010 Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	55
3 Years	331
5 Years	627
10 Years	$ 1,470